Summary of Changes in Estimated Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Beginning balance	$ 683	$ 766	$ 789	$ 800
Recognized gain	(24)	(83)	(23)	(11)
Reclassification of warrant liability to additional paid-in capital	(659)
Ending balance		$ 683	$ 766	$ 789